Payroll Protection Program Loan Credit	6 Months Ended
Dec. 31, 2022
Payroll Protection Program Loan Credit
Payroll Protection Program Loan Credit

9. Payroll Protection Program Loan Credit

The Company received $563,800 and $433,800 in Payroll Protection Program loans in April 2020 and March 2021, respectively, pursuant to the Paycheck Protection Program loan (“PPP”) administered by the U.S. Small Business Administration through its bank. The first loan was forgiven in June 2021, and reflected as other income, except for $32,700 which was repaid. The second loan was forgiven in December 2021 and is reflected as other income (extinguishment of debt) in the accompanying statements of operations and comprehensive loss.